Bingham McCutchen LLP
                               One Federal Street
                           Boston, Massachusetts 02110


                                                               December 22, 2009


VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re: Pioneer Short Term Income Fund; Post-Effective Amendment No. 7 to Registration Statement on Form N-1A (File Nos. 333-114423 and 811-21558)


Ladies and Gentlemen:

     On behalf of Short Term Income Fund (the "Fund"), a Delaware statutory trust (the "Fund"), we are hereby filing Post-Effective Amendment No. 7 (the "Amendment") to the registration statement for the Fund on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act").

     The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act, and is to be effective on December 31, 2009, for the purpose of including the financial statements of the Fund and for making various other related changes, none of which renders the Amendment ineligible to become effective pursuant to paragraph (b) of Rule 485.

     Please call the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any comments or questions relating to the filing.
                                                                      Sincerely,




                                                        /s/Jeremy B. Kantrowitz
                                                           Jeremy B. Kantrowitz


cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin, Esq.